Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Other Commitments [Table Text Block]
For 2016 through 2020, our future net minimum payments under non-cancelable leases and funding obligations relating to equity limited partnership investments and real estate partnerships were as following:

(Millions)	2016	2017	2018	2019	2020
Future net minimum payments under non-cancelable leases	$142	$115	$92	$62	$38
Funding requirements for equity limited partnership investments and real estate partnerships	142	96	83	59	58
Total	$284	$211	$175	$121	$96